SCHEDULE OF DISAGGREGATION OF REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of revenue total	$ 3,086	$ 4,216	$ 4,650	$ 2,764
Government Sector [Member]
Disaggregation of revenue total		1,700	1,994	713
Private Sector [Member]
Disaggregation of revenue total		$ 2,516	$ 2,656	$ 2,051